General and Administrative Expenses	12 Months Ended
Dec. 31, 2021
Disclosure of general and administrative expense [text block] [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 20 - GENERAL AND ADMINISTRATIVE EXPENSES:

	Year ended December 31
	2021	2020	2019
	U.S. dollar in thousands

Payroll and related expenses	1,678	1,130	838
Share-based payment	587	326	396
Professional fees	4,320	2,184	2,018
Other	428	557	505
	7,013	4,197	3,757